Segment Revenues and Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Segment Reporting Information [Line Items]
Total revenues	$ 129,667	$ 117,408	$ 120,229	$ 114,826	$ 131,565	$ 119,001	$ 120,125	$ 114,960	$ 482,130	$ 485,651	$ 476,294
Long-Lived Assets	116,516				116,655				116,516	116,655	117,907
United States
Segment Reporting Information [Line Items]
Total revenues									357,559	348,227	338,681
Long-Lived Assets	82,475				80,879				82,475	80,879	79,644
Walmart International
Segment Reporting Information [Line Items]
Total revenues									124,571	137,424	137,613
Long-Lived Assets	$ 34,041				$ 35,776				$ 34,041	$ 35,776	$ 38,263